Fair Value Assumptions of Options (Detail)	12 Months Ended
	Dec. 31, 2011 Year	Dec. 31, 2010 Year	Dec. 31, 2009 Year
Share based Compensation Arrangement by Share based Payment Award, Fair Value Assumptions, Method Used [Line Items]
Volatility, minimum	41.41%	41.50%	40.80%
Volatility, maximum	69.00%	44.70%	44.70%
Risk-free interest rate of return, minimum	1.54%	1.89%	2.62%
Risk-free interest rate of return, maximum	1.89%	2.62%	3.62%
Expected term, minimum	3.61	3.61	3.61
Expected term, maximum	4.11	4.11
Dividend yield